Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
The following is a summary of the changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014 (in thousands):

	E&P Technology & Services	Optimization Software & Services	Devices	Total
Balance at January 1, 2014	$2,943	$25,949	$26,984	$55,876
Reduction due to sale of product line(1)	—	—	(5,100)	(5,100)
Impairment of goodwill	—	—	(21,884)	(21,884)
Impact of foreign currency translation adjustments	—	(1,504)	—	(1,504)
Balance at December 31, 2014	2,943	24,445	—	27,388
Impact of foreign currency translation adjustments	—	(1,114)	—	(1,114)
Balance at December 31, 2015	$2,943	$23,331	$—	$26,274

(1)    In connection with the Company’s sale of its Source product line in the second quarter of 2014, the Company reduced goodwill associated with the Devices reporting unit.